Exhibit G.1.b.1 (a)

SECOND AMENDMENT

TO THE

SECOND AMENDED AND RESTATED

AGREEMENT AND DECLARATION OF TRUST

OF

XAI Octagon Floating Rate Alternative Income Term Trust

This Second Amendment (the “Amendment”) to the Second Amended and Restated Agreement and Declaration of Trust, dated July 13, 2017, as amended through the date hereof (as so amended, the “Declaration of Trust”), of XAI Octagon Floating Rate Alternative Income Term Trust, a Delaware statutory trust (the “Trust”), is made in accordance with Section 11.3 of the Declaration of Trust;

WHEREAS, the Amendment has been approved by at least eighty percent (80%) of the Trustees;

WHEREAS, the Amendment has been approved by a Majority Shareholder Vote (as defined in the Declaration of Trust) at a special meeting of shareholders held on December 19, 2023, and adjourned to January 24, 2024;

NOW, THEREFORE, the Declaration of Trust is amended as follows:

1.	Section 1.1 is amended and restated in its entirety to read as follows:

1.1	Name. This Trust shall be known as the “XAI Octagon Floating Rate & Alternative Income Trust” and the Trustees shall conduct the business of the Trust under that name or any other name or names as they may from time to time determine.

2.	Section 11.1 is amended and restated in its entirety to read as follows:

11.1	Duration. Subject to possible termination in accordance with the provisions of Section 11.2(a) hereof, the Trust shall have perpetual existence.

3.	Paragraph (a) of Section 11.2 is amended and restated in its entirety to read as follows:

(a)	The Trust may be dissolved only after a majority of the Trustees have approved a resolution therefor, followed by approval by not less than seventy-five percent (75%) of the Shares of each class or series outstanding and entitled to vote, voting as separate classes or series, unless such resolution has been approved by eighty percent (80%) of the Trustees, in which case approval by a Majority Shareholder Vote shall be required.

4.	Paragraphs (a) and (b) of Section 11.3 are amended and restated in their entirety to read as follows:

(a)	Except as provided in paragraph (b) of this Section 11.3, this Declaration may be amended, after a majority of the Trustees have approved a resolution therefor, by the affirmative vote of the holders of not less than a majority of the affected Shares. The Trustees also may amend this Declaration without any vote of Shareholders of any class or series (i) to divide the Shares of the Trust into one or more classes or additional classes, or one or more series of any such class or classes, (ii) to determine the rights, powers, preferences, limitations and restrictions of any class or series of Shares, (iii) to change the name of the Trust or any class or series of Shares, (iv) to make any change that does not adversely affect the relative rights or preferences of any Shareholder, as they may deem necessary, (iv) to conform this Declaration to the requirements of the 1940 Act or any other applicable federal laws or regulations including pursuant to Section 6.2 or the requirements of the regulated investment company provisions of the Code, or (v) to cure any ambiguity or correct or supplement any conflicting provisions of the Declaration; but in each such case the Trustees shall not be liable for failing to do so.

(b)	No amendment may be made to Section 2.1, Section 2.2, Section 2.3, Section 3.9, Section 5.1, Section 5.2, Section 11.1, Section 11.2(a), this Section 11.3, Section 11.4, Section 11.6 or Section 11.7 of this Declaration and no amendment may be made to this Declaration which would change any rights with respect to any Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto (except that this provision shall not limit the ability of the Trustees to authorize, and to cause the Trust to issue, other securities pursuant to Section 6.2), except after a majority of the Trustees have approved a resolution therefor, followed by approval by the affirmative vote of the holders of not less than seventy-five percent (75%) of the Shares of each affected class or series outstanding, voting as separate classes or series, or unless such amendment has been approved by eighty percent (80%) of the Trustees, in which case approval by a Majority Shareholder Vote shall be required. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

5.	This Amendment shall be effective as of February 1, 2024.

[Signature Page Follows]

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IN WITNESS WHEREOF, the undersigned, constituting at least a majority of the Trustees of the Trust has executed this Certificate of Amendment, to be effective as of the 1st day of February, 2024. This Certificate of Amendment may be executed in two or more counterparts or authorized by electronic transmission, each of which shall be deemed an original, but all of which together shall constitute the same instrument.

/s/ Theodore J. Brombach
Theodore J. Brombach
Trustee

/s/ Danielle Cupps
Danielle Cupps
Trustee

/s/ Gregory G. Dingens
Gregory G. Dingens
Trustee

/s/ Philip G. Franklin
Philip G. Franklin
Trustee

/s/ Scott Craven Jones
Scott Craven Jones
Trustee

/s/ William Meyers
William Meyers
Trustee
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